Fair Value (Details 4) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Investment securities, available-for-sale	$ 228,369,261	$ 193,605,166
Accrued interest receivable	2,064,557	2,226,551
Carrying Amount
Financial assets:
Cash and cash equivalents	19,803,000	40,572,000
Trading securities	5,630,000	7,010,000
Investment securities, available-for-sale	228,369,000	193,605,000
Investment securities, held-to-maturity	29,077,000	47,199,000
Loans held for sale	1,029,000	688,000
Loans receivable, net	310,674,000	285,916,000
Federal Home Loan Bank stock	1,936,000	2,102,000
Accrued interest receivable	2,065,000	2,227,000
Financial liabilities:
Deposits	568,265,000	550,625,000
Federal Home Loan Bank advances	6,000,000	11,000,000
Accrued interest payable	31,000	35,000
Estimated Fair Value
Financial assets:
Cash and cash equivalents		40,572,000
Trading securities		7,010,000
Investment securities, available-for-sale		193,605,000
Investment securities, held-to-maturity		49,264,000
Loans held for sale		710,000
Loans receivable, net		297,488,000
Accrued interest receivable		2,227,000
Financial liabilities:
Deposits		553,670,000
Federal Home Loan Bank advances		11,260,000
Accrued interest payable		35,000
Estimated Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets:
Cash and cash equivalents	19,803,000
Trading securities	3,172,000
Financial liabilities:
Deposits	428,436,000
Accrued interest payable	4,000
Estimated Fair Value | Significant Other Observable Inputs (Level 2)
Financial assets:
Trading securities	2,458,000
Investment securities, available-for-sale	220,132,000
Investment securities, held-to-maturity	29,193,000
Loans held for sale	1,073,000
Accrued interest receivable	1,077,000
Financial liabilities:
Deposits	142,616,000
Federal Home Loan Bank advances	6,097,000
Accrued interest payable	27,000
Estimated Fair Value | Significant Unobservable Inputs (Level 3)
Financial assets:
Investment securities, available-for-sale	8,237,000
Investment securities, held-to-maturity	1,587,000
Loans receivable, net	321,207,000
Accrued interest receivable	$ 988,000